Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Equity securities	[1]	¥ 533,599	¥ 540,082
Trading debt securities		2,483	2,654
Available-for-sale debt securities		2,051,245	2,003,917
Held-to-maturity debt securities		113,795	113,790
Total		¥ 2,701,122	¥ 2,660,443

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥249,830 million and ¥211,643 million as of March 31, 2021 and September 30, 2021, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥82,420 million and ¥79,089 million as of March 31, 2021 and September 30, 2021, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥4,940 million and ¥8,552 million as of March 31, 2021 and September 30, 2021, respectively.